Summary of Valuation of Company's Plan Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Total carrying value of plan assets	$ 323.5	$ 254.2
US Equity | Large Cap
Defined Benefit Plan Disclosure [Line Items]
Total carrying value of plan assets	82.5	66.9
US Equity | Mid Cap
Defined Benefit Plan Disclosure [Line Items]
Total carrying value of plan assets	9.8	8.1
US Equity | Small Cap
Defined Benefit Plan Disclosure [Line Items]
Total carrying value of plan assets	9.7	8.1
Non-US Equity
Defined Benefit Plan Disclosure [Line Items]
Total carrying value of plan assets	40.4	33.7
US Bonds | Aggregate
Defined Benefit Plan Disclosure [Line Items]
Total carrying value of plan assets	96.5	55.5
Non-US Bonds | Corporate
Defined Benefit Plan Disclosure [Line Items]
Total carrying value of plan assets	52.8	50.7
Non-US Bonds | Aggregate
Defined Benefit Plan Disclosure [Line Items]
Total carrying value of plan assets	5.7	5.7
Insurance Contracts
Defined Benefit Plan Disclosure [Line Items]
Total carrying value of plan assets	19.2	19.5
Other Investment
Defined Benefit Plan Disclosure [Line Items]
Total carrying value of plan assets	6.9	6.0
Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	323.5	254.2
Fair Value, Inputs, Level 2 | US Equity | Large Cap
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	82.5	66.9
Fair Value, Inputs, Level 2 | US Equity | Mid Cap
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	9.8	8.1
Fair Value, Inputs, Level 2 | US Equity | Small Cap
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	9.7	8.1
Fair Value, Inputs, Level 2 | Non-US Equity
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	40.4	33.7
Fair Value, Inputs, Level 2 | US Bonds | Aggregate
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	96.5	55.5
Fair Value, Inputs, Level 2 | Non-US Bonds | Corporate
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	52.8	50.7
Fair Value, Inputs, Level 2 | Non-US Bonds | Aggregate
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5.7	5.7
Fair Value, Inputs, Level 2 | Insurance Contracts
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	19.2	19.5
Fair Value, Inputs, Level 2 | Other Investment
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 6.9	$ 6.0